UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	600 Central Avenue
         	Suite 138
         	Highland Park, IL  60035

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Vice President
Phone:    	847-861-8300
Signature, Place, and Date of Signing:

    Gilbert Licudine    Highland Park, Illinois    August 14, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	77

Form 13F Information Table Value Total:   	$248,847



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate Corp                  COM              020002101     4100    74910 SH       Sole                    74910
Alltel Corp                    COM              020039103     5158    80808 SH       Sole                    80808
American Elec Pwr              COM              025537101     3713   108400 SH       Sole                   108400
American Intl Group            COM              026874107     3625    61391 SH       Sole                    61391
Amerityre Corp                 COM              03073V107      115    14500 SH       Sole                    14500
BP Amoco PLC Spons ADR F       COM              055622104      371     5328 SH       Sole                     5328
Bank New York                  COM              064057102     4255   132131 SH       Sole                   132131
Bank Of America Corporation    COM              060505104      422     8769 SH       Sole                     8769
Citigroup Inc                  COM              172967101      796    16489 SH       Sole                    16489
Colgate Palmolive              COM              194162103     3794    63335 SH       Sole                    63335
Conocophillips                 COM              20825C104     3961    60451 SH       Sole                    60451
Consolidated Energy Inc        COM              20854p109     4602    98510 SH       Sole                    98510
Dell Inc                       COM              24702R101     2753   112568 SH       Sole                   112568
Exxon Mobil Corp               COM              30231G102     1827    29775 SH       Sole                    29775
Fortune Brands                 COM              349631101     4309    60686 SH       Sole                    60686
General Electric               COM              369604103     5372   162996 SH       Sole                   162996
German Amern Bancorp Com       COM              373865104      240    18552 SH       Sole                    18552
Health Care Select Spdr        COM              81369Y209     7093   234570 SH       Sole                   234570
Hershey Foods                  COM              427866108     3801    69025 SH       Sole                    69025
Honeywell Inc                  COM              438516106     2695    66880 SH       Sole                    66880
Hubbell Inc Cl B               COM              443510201     3091    64866 SH       Sole                    64866
Hugoton Royalty Trust          COM              444717102      298    10047 SH       Sole                    10047
Intel Corp                     COM              458140100      270    14195 SH       Sole                    14195
Intl Bus Machines              COM              459200101      348     4535 SH       Sole                     4535
JP Morgan Chase & Co           COM              46625H100     5030   119758 SH       Sole                   119758
Johnson & Johnson              COM              478160104      706    11787 SH       Sole                    11787
Kerr-Mcgee Corp                COM              492386107     4905    70722 SH       Sole                    70722
Kimberly Clark                 COM              494368103     3087    50038 SH       Sole                    50038
Kroger                         COM              501044101     3091   141405 SH       Sole                   141405
Laboratory Corp                COM              50540R409     3559    57199 SH       Sole                    57199
Liberty Media Hldg Cap A       COM              53071M302     2673    31907 SH       Sole                    31907
MB Financial Inc               COM              55264U108      345     9762 SH       Sole                     9762
Marshall & Ilsley              COM              571834100      545    11912 SH       Sole                    11912
Medimmune Inc                  COM              584699102     2570    94825 SH       Sole                    94825
Microsoft                      COM              594918104     5503   236178 SH       Sole                   236178
Millennium Cell Inc            COM              60038b105       14    10000 SH       Sole                    10000
Nabors Industries Ltd Shs      COM              G6359F103     3538   104715 SH       Sole                   104715
National Semiconductor Corp    COM              637640103     3121   130879 SH       Sole                   130879
News Corp Cl B                 COM              65248E203     6041   299345 SH       Sole                   299345
Novartis AG Sponsored ADR      COM              66987V109     5516   102302 SH       Sole                   102302
Praxair Inc                    COM              74005P104     6776   125490 SH       Sole                   125490
Procter & Gamble               COM              742718109      258     4643 SH       Sole                     4643
Schering-Plough                COM              806605101     3002   157748 SH       Sole                   157748
Schlumberger                   COM              806857108     7068   108558 SH       Sole                   108558
Servicemaster Company          COM              81760N109     2662   257715 SH       Sole                   257715
Sony Corp                      COM              835699307     3507    79625 SH       Sole                    79625
Texas Instruments              COM              882508104     5388   177875 SH       Sole                   177875
Thermo Electron                COM              883556102     6125   169025 SH       Sole                   169025
Time Warner Inc                COM              887317105     3614   208880 SH       Sole                   208880
Viacom Inc Cl B                COM              92553P201     2666    74395 SH       Sole                    74395
Wal-Mart                       COM              931142103     5869   121843 SH       Sole                   121843
Walgreen Co                    COM              931422109      474    10574 SH       Sole                    10574
Dodge & Cox Stock Fund         COM              256219106     3415 23633.388 SH      Sole                23633.388
Pennsylvania Mutual Inv        COM              780905840    10045 878084.617 SH     Sole               878084.617
Royce Value Trust              COM              780910105     2729 140985.000 SH     Sole               140985.000
Delaware Emerging Mkts Fd-Inst COM              245914817     6147 339060.848 SH     Sole               339060.848
Dodge and Cox International St COM              256206103     2895 74319.718 SH      Sole                74319.718
Harding Loevner Emerging Marke COM              412295305     1182 33068.420 SH      Sole                33068.420
IShares - Japan Index Fund     COM              464286848     5045 369846.000 SH     Sole               369846.000
Third Avenue Int'l Value Fund  COM              884116500    11366 496122.050 SH     Sole               496122.050
Leucadia National              COM              527288104      905    31000 SH       Sole                    31000
Leuthold Core Investment       COM              527289102      828    46550 SH       Sole                    46550
Wintergreen Fund               COM              97607W102    10776  1011867 SH       Sole                  1011867
Blackrock Insd Mun 2008 Trm    COM              09247K109     7405 488474.000 SH     Sole               488474.000
Blackrock Insd Mun Tm Tr Inc C COM              092474105      886 94400.000 SH      Sole                94400.000
Blackrock Mun Target Com       COM              09247M105     7273 732437.000 SH     Sole               732437.000
Capital Income Bldr Fd SBI     COM              140193103     1064 19140.364 SH      Sole                19140.364
Harbor Bond Fund               COM              411511108     1906 167745.708 SH     Sole               167745.708
IShares Tr 1-3 Yr Trs Bd       COM              464287457      678 8510.000 SH       Sole                 8510.000
IShares Tr US Tips Bd Fd       COM              464287176     2061 20700.000 SH      Sole                20700.000
Pimco Strtgc Glbl Gvt Fd Inc-C COM              72200x104      333 31700.000 SH      Sole                31700.000
Vanguard Fixed Short Term Corp COM              922031406      298 28599.966 SH      Sole                28599.966
Vanguard Mun Bd Fd Inc Short T COM              922907803      475 30641.213 SH      Sole                30641.213
Flaherty & Crumrine Pfd Inc Op COM              33848E106      725    65293 SH       Sole                    65293
Nuveen Quality Preferred Incom COM              67072C105     1074    78739 SH       Sole                    78739
Uranium Participation Corp     COM              917017105     3303   435500 SH       Sole                   435500
Blackrock Glbl Energy&Res Tr-C COM              09250U101     1365    51580 SH       Sole                    51580